KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,973,491	$ 1,670,232
Share-based incentives	1,867,334
Total	$ 3,840,825	$ 1,670,232